Operating Segments - Reconciliation Of Revenue From Segments (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Segment Reporting [Abstract]
Segments Adjusted EBITDA	$ 131,545	$ 123,037
Corporate costs	(23,730)	(19,070)
Depreciation and amortization	(63,547)	(63,423)
Share-based compensation	(7,216)	(13,970)
Restructuring and other costs	(1,990)	(12,591)
Impairment expense on goodwill and intangible assets	(82)	(1,205,731)
Other income, net	2,547	3,478
Interest expense, net	(37,456)	(25,956)
Income / (loss) before taxes	$ 71	$ (1,214,226)